SHARE CAPITAL (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Under Options
Outstanding at beginning of year	204,931	128,952	509,143
Granted	36,765	152,949
Exercised	(100,441)	(6,000)	(80,499)
Canceled and forfeited	(3,400)	(70,970)	(299,692)
Outstanding at end of year	137,855	204,931	128,952
Exercisable at end of year	44,618	78,457	92,482
Weighted Average Exercise Price
Outstanding at beginning of year	$ 2.06	$ 4.12	$ 3.36
Granted	$ 1.86	$ 0.72
Exercised	$ 0.82	$ 0.85	$ 0.00
Canceled and forfeited	$ 13.00	$ 5.74	$ 6.84
Outstanding at end of year	$ 2.64	$ 2.06	$ 4.12
Exercisable at end of year	$ 5.90	$ 4.25	$ 5.40